Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pre-tax gains and losses for energy commodity derivatives designated as cash flow hedges, as recognized in accumulated other comprehensive income (loss) (AOCI) or revenues
Net gain recognized in other comprehensive income (loss) (effective portion)	$ 495	$ 262
Net gain reclassified from accumulated other comprehensive income (loss) into income (effective portion)	342	618
Gain recognized in income (ineffective portion)	$ 9	$ 4